Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)		Dec. 31, 2023	Dec. 31, 2022	Dec. 02, 2022	Dec. 01, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid professional service fees				$ 8,927	$ 14,955
Other receivables	[1]			103,204	297,349
Others	[2]			60,074	103,421
Prepaid expenses and other current assets		$ 415,725	$ 172,205	$ 172,205	$ 415,725

[1]	Other receivables mainly consist of other receivables from third parties, advances to employees and other deposits.
[2]	Others mainly consists of deductible value-added tax.